May 3, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:     IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16,
        17, 18, and 19
        (IDS Life of New York Employee Benefit Annuity)
        File No. 33-52567/811-3500

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,



/s/Mary Ellyn Minenko
________________________
   Mary Ellyn Minenko
   Counsel